Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Summary of Major Components of Consolidated Net Deferred Income Tax Assets and Liabilities

The major components of consolidated net deferred income tax assets and liabilities recognized in our consolidated statements of financial position as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Net deferred income tax assets	17,636	13,385
Net deferred income tax liabilities	204	169

Summary of Components of Net Deferred Income Tax Assets and Liabilities

The components of our consolidated net deferred income tax assets and liabilities as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Net deferred income tax assets:
Unearned revenues	6,305	3,022
Lease liability over ROU assets under IFRS 16	3,693	581
Unamortized past service pension costs	3,229	3,364
Accumulated provision for expected credit losses	2,814	2,920
Unrealized foreign exchange gains	1,509	403
Pension and other employee benefits	1,304	3,590
Accumulated write-down of inventories to net realizable values	544	662
Derivative financial instruments	248	(30)
NOLCO	165	10
Fixed asset impairment/depreciation due to shortened life of property and equipment	115	79
Excess MCIT over RCIT	103	1
Taxes and duties capitalized	(129)	(141)
Customer list and trademark	(197)	129
Capitalized charges and others	(2,067)	(1,205)
Total deferred income tax assets – net	17,636	13,385
Net deferred income tax liabilities:
Investment property	240	241
Unrealized foreign exchange gains	10	5
Others	(46)	(77)
Total deferred income tax liabilities	204	169

Summary of Changes in Consolidated Net Deferred Income Tax Assets (Liabilities)

Changes in our consolidated net deferred income tax assets (liabilities) as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Net deferred income tax assets – balances at beginning of the year	13,385	19,556
Net deferred income tax liabilities – balances at beginning of the year	(169)	(726)
Net balances at beginning of the year	13,216	18,830
Benefit from (provision for) deferred income tax	4,175	(2,348)
Movement charged directly to other comprehensive loss	(148)	(3,239)
Others	189	(27)
Net balances at end of the year	17,432	13,216
Net deferred income tax assets – balances at end of the year	17,636	13,385
Net deferred income tax liabilities – balances at end of the year	(204)	(169)

Summary of Analysis of Net Deferred Income Tax Assets

The analysis of our consolidated net deferred income tax assets as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Deferred income tax assets:
Deferred income tax assets to be recovered after 12 months	15,336	10,127
Deferred income tax assets to be recovered within 12 months	2,300	3,258
	17,636	13,385

Summary of Analysis of Net Deferred Income Tax Liabilities

The analysis of our consolidated net deferred income tax liabilities as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Deferred income tax liabilities:
Deferred income tax liabilities to be settled after 12 months	(221)	(173)
Deferred income tax liabilities to be settled within 12 months	17	4
Net deferred income tax liabilities	(204)	(169)

Summary of Provision for (Benefit from) Income Tax

Provision for (benefit from) income tax for the years ended December 31, 2022, 2021 and 2020 consist of:

	2022	2021	2020
		(in million pesos)
Current	6,949	5,130	4,452
Deferred (Note 3)	(4,175)	2,348	3,989
	2,774	7,478	8,441

Summary of Reconciliation Between the Provision for Income Tax at the Applicable Statutory Tax Rate and the Actual Provision for Corporate Income Tax

The reconciliation between the provision for income tax at the applicable statutory tax rate and the actual provision for corporate income tax for the years ended December 31, 2022, 2021 and 2020 are as follows:

	2022	2021	2020
		(in million pesos)
Provision for income tax at the applicable statutory tax rate	3,377	8,538	9,906
Tax effects of:
Equity share in net loss (income) of associates and joint ventures	427	(284)	(20)
Nondeductible expenses	145	558	144
Loss (income) not subject to income tax	16	(50)	(27)
NOLCO/MCIT expiration	3	248	352
Tax adjustment due to CREATE	—	94	—
Special deductible items and income subject to lower tax rate	(141)	(204)	(537)
Income subject to final tax	(185)	(186)	(189)
Difference between Optional Standard Deduction, OSD, and itemized deductions	(765)	(610)	(426)
Net movement in unrecognized deferred income tax assets and other adjustments	(103)	(626)	(762)
Actual provision for income tax	2,774	7,478	8,441

Summary of Amount of Unrecognized Deferred Income Tax Assets

The breakdown of our consolidated deductible temporary differences, carryforward benefits of unused tax credits from excess of MCIT over RCIT, and NOLCO (excluding those not recognized due to the adoption of the OSD method) for which no deferred income tax assets were recognized and the equivalent amount of unrecognized deferred income tax assets as at December 31, 2022 and 2021 are as follows:

	2022	2021
		(in million pesos)
Fixed asset impairment	1,271	1,286
Accumulated provision for expected credit losses	1,042	963
NOLCO	592	327
Pension and other employee benefits	101	75
Lease liability over ROU assets under IFRS 16	38	19
Unearned revenues	16	21
Excess MCIT over RCIT	15	22
Accumulated write-down of inventories to net realizable values	13	13
Interest on subordinated shareholder advances	—	(4)
Unrealized foreign exchange losses	(25)	28
Provisions	(114)	787
	2,949	3,537
Unrecognized deferred income tax assets	748	901

Summary of Breakdown of Consolidated Excess MCIT and NOLCO

The breakdown of our consolidated excess MCIT and NOLCO as at December 31, 2022 are as follows:

Date Incurred	Expiry Date	MCIT	NOLCO
		(in million pesos)
December 31, 2020	December 31, 2023	14	—
December 31, 2020	December 31, 2025	—	—
December 31, 2021	December 31, 2024	1	—
December 31, 2021	December 31, 2026	—	81
December 31, 2022	December 31, 2025	103	1,016
		118	1,097
NOLCO incurred by foreign affiliates which can be carried over indefinitely		—	155
		118	1,252
Consolidated tax benefits		118	313
Consolidated unrecognized deferred income tax assets		(15)	(148)
Consolidated recognized deferred income tax assets		103	165